Segment and Customer Concentration Information - Narrative (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue from contract with customer benchmark | Customer Concentration Risk | Largest Customer
Concentration Risk [Line Items]
Percentage of revenue (as percent)	45.00%	66.00%	64.00%	43.00%